FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities

	June 30, 2024
	(Unaudited)
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,176,178	$-	$1,176,178
Foreign currency derivative contracts:
Foreign exchange contracts	-	2,657	2,657
Total financial assets	$1,176,178	$2,657	$1,178,835

	December 31, 2023
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,024,658	$-	$1,024,658
Foreign currency derivative contracts:
Foreign exchange contracts	-	9,806	9,806
Total financial assets	$1,024,658	$9,806	$1,034,464